INCOME TAXES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Social security tax, employer, deferral, CARES Act			$ 834,430
Increase in valuation allowance	$ 13,700,805	$ 6,796,688
Unrecognized tax benefits that would impact effective tax rate	0		0
Unrecognized tax benefits, income tax penalties and interest accrued	0		0
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	299,375,124		345,369,901
Operating loss carryforwards, subject to expiration			161,064,722
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 158,533,956		$ 184,664,686